UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04873
                                                    -----------

                              The GAMCO Growth Fund
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2005
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              THE GAMCO GROWTH FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2005





TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2005 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      The year was similar to 2004. Strong earnings overcame Fed interest rate increases, natural disasters and soaring energy prices to lift stocks higher. Returns were strong in energy and materials related issues and varied widely across and within other sectors. For the year, large-cap growth stocks staged a comeback of sorts, and we fully participated in the market's advance. We were fortunate to have a number of holdings perform well, especially in the energy, healthcare, information technology and materials areas. For the 12 months ended December 31, 2005, the Fund returned 10.30% compared to 4.91% for the S&P 500 and 5.26% for the Russell 1000 Growth Index.

     For the year, energy was far and away the top performing sector, according to Standard & Poor's, with the sector returning 29.1%. The next best sector was Utilities, with a gain of 12.8%, a group we did not participate in. Our relatively good results were driven by strong energy and materials holdings, along with exceptional returns from certain healthcare and information technology stocks. Our top-performing holding was healthcare services company Express Scripts Inc. (+119%), followed by Burlington Resources Inc. (+98%), Suncor Energy Inc. (+78%), Google Inc. (+71% from purchase price during year) and Genentech Inc. (+70%). Other winners were Allegheny Technologies Inc. (+67%), Transocean Inc. (+64%), Whole Foods Market Inc. (+62%), Alcon Inc. (+61%) and Devon Energy Corp. (+61%). These companies all had robust earnings gains in 2005, which propelled their shares higher.

     Our weakest holdings for the year were Dell Inc. (-29%), Sysco Corp. (-19%), Zimmer Holdings Inc. (-16%), Biomet Inc. (-16%), Harley-Davidson Inc. (-15%), Electronic Arts Inc. (-15%), News Corp. (-14%), UPS Inc. (-12%), Wal-Mart Stores Inc. (-11%) and Cisco Systems Inc. (-11%). There is no real theme here as these companies were for the most part grappling with different issues. The weakest S&P industry sector was telecommunication services, which fell 9.0%. Our performance was helped by the absence of investments in this sector.

                                Sincerely yours,

                                /s/ Bruce N. Alpert

                                 Bruce N. Alpert
                                 President
February 13, 2006

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                  THE GAMCO GROWTH FUND AND THE S&P 500 INDEX

                            GAMCO Growth Fund
                                Class AAA         S&P 500 Index
                  4/10/87        $10,000            $10,000
                 12/31/87          9,510              8,447
                 12/31/88         13,234              9,846
                 12/31/89         18,542             12,961
                 12/31/90         18,173             12,558
                 12/31/91         24,410             16,375
                 12/31/92         25,506             17,621
                 12/31/93         28,378             19,394
                 12/31/94         27,414             19,648
                 12/31/95         36,383             27,022
                 12/31/96         43,449             33,224
                 12/31/97         61,971             44,304
                 12/31/98         80,426             56,975
                 12/31/99        117,623             68,956
                 12/31/00        105,191             62,681
                 12/31/01         79,840             55,235
                 12/31/02         52,862             43,033
                 12/31/03         69,450             55,371
                 12/31/04         72,707             61,390
                 12/31/05         80,196             64,404

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2005 (A)
              ----------------------------------------------------

                                                                                                       Since
                                                                                                     Inception
                                    Quarter    Year      3 Year    5 Year     10 Year    15 Year     (4/10/87)
--------------------------------------------------------------------------------------------------------------

  GAMCO GROWTH FUND CLASS AAA ....  3.60%    10.30%     14.91%     (5.28)%      8.23%     10.40%       11.75%

  S&P 500 Index ..................  2.08      4.91      14.38       0.54        9.07      11.51        10.51
  Russell 1000 Growth Index ......  2.98      5.26      13.23      (3.58)       6.73       N/A*         N/A*
  Class A ........................  3.59     10.29      14.92      (5.27)       8.21      10.39        11.74
                                   (2.37)(b)  3.97(b)   12.67(b)   (6.39)(b)    7.57(b)    9.96(b)     11.39(b)
  Class B ........................  3.39      9.45      14.33      (5.56)       8.06      10.29        11.66
                                   (1.61)(c)  4.45(c)   13.56(c)   (5.94)(c)    8.06(c)   10.29(c)     11.66(c)
  Class C ........................  3.39      9.45      14.33      (5.56)       8.06      10.29        11.66
                                    2.39(c)   8.45(c)   14.33(c)   (5.56)(c)    8.06(c)   10.29(c)     11.66(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
   * THERE IS NO DATA AVAILABLE FOR THE RUSSELL 1000 GROWTH INDEX PRIOR TO AUGUST 31, 1992.
--------------------------------------------------------------------------------

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2005:

THE GAMCO GROWTH FUND

Industrial ....................................   14.9%
Financial .....................................   12.5%
Software & Services ...........................   12.1%
Consumer Staples ..............................   10.7%
Health Care Equipment & Services ..............   10.0%
Energy ........................................    9.6%
Retail ........................................    8.2%
Materials .....................................    5.0%
Pharmaceuticals & Biotechnology ...............    4.6%
Semiconductors ................................    4.4%
Media .........................................    3.5%
Communications Equipment ......................    2.1%
Computers & Peripheral ........................    1.3%
U.S. Government Obligations ...................    1.0%
Auto & Components .............................    0.4%
Other Assets and Liabilities - (Net) ..........   (0.3)%
                                                --------
                                                 100.0%
                                                ========




THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.





PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GAMCO GROWTH  FUND
DISCLOSURE OF FUND EXPENSES  (UNAUDITED)
For the Six Month Period from July 1, 2005 through December 31, 2005
                                                                   EXPENSE TABLE
================================================================================
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2005.

                  Beginning       Ending     Annualized    Expenses
                Account Value  Account Value  Expense    Paid During
                   07/01/05      12/31/05       Ratio       Period*
--------------------------------------------------------------------------------
GAMCO GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00    $1,105.50       1.46%        $ 7.75
Class A            $1,000.00    $1,105.50       1.43%        $ 7.59
Class B            $1,000.00    $1,101.30       2.20%        $11.65
Class C            $1,000.00    $1,101.30       2.20%        $11.65

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00    $1,017.85       1.46%        $ 7.43
Class A            $1,000.00    $1,018.00       1.43%        $ 7.27
Class B            $1,000.00    $1,014.12       2.20%        $11.17
Class C            $1,000.00    $1,014.12       2.20%        $11.17

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005
================================================================================

                                                             MARKET
     SHARES                                 COST              VALUE
     ------                                 ----             ------

              COMMON STOCKS -- 99.3%
              CONSUMER DISCRETIONARY -- 12.1%
              AUTO & COMPONENTS -- 0.4%
      75,000  Harley-Davidson Inc. ....$  3,549,974      $    3,861,750
                                       ------------      --------------
              MEDIA -- 3.5%
      50,000  Boyd Gaming Corp. .......   2,325,282           2,383,000
      20,000  Las Vegas Sands Corp.+ ..     812,940             789,400
     230,000  McGraw-Hill Companies
                Inc. ..................   5,605,642          11,874,900
     170,000  News Corp., Cl. B .......   3,234,043           2,823,700
   1,270,000  Time Warner Inc. ........  21,432,121          22,148,800
                                       ------------      --------------
                                         33,410,028          40,019,800
                                       ------------      --------------
              RETAIL -- 8.2%
     175,000  Bed Bath & Beyond Inc.+     6,690,348           6,326,250
      85,000  Best Buy Co. Inc. .......   3,207,702           3,695,800
     215,000  Cheesecake Factory Inc.+    5,475,834           8,038,850
     125,000  Chico's FAS Inc.+ .......   5,037,537           5,491,250
     195,000  Coach Inc.+ .............   4,589,057           6,501,300
     135,000  Costco Wholesale Corp. ..   5,890,582           6,678,450
     380,000  eBay Inc.+ ..............  14,981,487          16,435,000
     260,000  Starbucks Corp.+ ........   4,019,454           7,802,600
     125,000  Target Corp. ............   5,165,862           6,871,250
     286,577  The Home Depot Inc. .....   7,903,571          11,600,637
     283,400  Tiffany & Co. ...........   7,327,872          10,851,386
     140,000  Urban Outfitters Inc.+ ..   4,291,641           3,543,400
                                       ------------      --------------
                                         74,580,947          93,836,173
                                       ------------      --------------
              TOTAL CONSUMER
                DISCRETIONARY ......... 111,540,949         137,717,723
                                       ------------      --------------
              CONSUMER STAPLES -- 10.7%
      90,000  Hershey Co. .............   5,141,713           4,972,500
      60,000  Nestle SA, ADR ..........   4,446,450           4,472,856
     500,000  PepsiCo Inc. ............  24,635,063          29,540,000
     575,000  Procter & Gamble Co. ....  31,167,837          33,281,000
     105,000  Sysco Corp. .............   3,078,747           3,260,250
     250,000  Wal-Mart Stores Inc. ....  13,368,139          11,700,000
     585,000  Walgreen Co. ............  18,201,005          25,892,100
      30,000  Whole Foods Market Inc.     1,219,585           2,321,700
     105,000  Wrigley (Wm.) Jr. Co. ...   7,498,088           6,981,450
                                       ------------      --------------
              TOTAL
                CONSUMER STAPLES ...... 108,756,627         122,421,856
                                       ------------      --------------
              ENERGY -- 9.6%
      40,000  Amerada Hess Corp. ......   5,356,694           5,072,800
      55,000  Anadarko Petroleum Corp.    4,231,594           5,211,250
      76,000  Apache Corp. ............   2,443,523           5,207,520
      90,000  Baker Hughes Inc. .......   4,626,387           5,470,200
      50,000  Burlington Resources Inc.   1,627,055           4,310,000

                                                             MARKET
     SHARES                                 COST              VALUE
     ------                                 ----             ------
     110,000  Canadian Natural
                Resources Ltd. ........$  4,876,764      $    5,458,200
     200,000  Chesapeake Energy Corp.     6,236,896           6,346,000
      80,000  Devon Energy Corp. ......   3,392,381           5,003,200
     110,000  EnCana Corp. ............   5,315,304           4,967,600
      40,000  EOG Resources Inc. ......   3,203,641           2,934,800
     100,000  Murphy Oil Corp. ........   2,552,873           5,399,000
      90,000  National-Oilwell
                Varco Inc.+ ...........   5,254,602           5,643,000
      65,000  Occidental
                Petroleum Corp. .......   2,448,219           5,192,200
     115,000  Peabody Energy Corp. ....   8,232,779           9,478,300
     108,000  Pioneer Natural
                Resources Co. .........   5,344,040           5,537,160
      59,000  Schlumberger Ltd. .......   2,738,816           5,731,850
      94,000  Suncor Energy Inc. ......   3,235,187           5,934,220
      90,000  Transocean Inc.+ ........   3,570,430           6,272,100
     100,000  Valero Energy Corp. .....   4,899,768           5,160,000
     110,000  XTO Energy Inc. .........   4,650,725           4,833,400
                                       ------------      --------------
              TOTAL ENERGY ............  84,237,678         109,162,800
                                       ------------      --------------
              FINANCIAL -- 12.5%
     215,000  American Express Co. ....   8,144,325          11,063,900
     700,000  Citigroup Inc. ..........  31,984,293          33,971,000
      85,000  Commerce Bancorp Inc. ...   2,935,764           2,924,850
     150,000  Credit Suisse Group, ADR    7,490,705           7,642,500
     120,000  Goldman Sachs Group Inc.   13,041,122          15,325,200
      70,000  Legg Mason Inc. .........   7,932,579           8,378,300
     330,000  Merrill Lynch & Co. Inc.   13,554,792          22,350,900
     205,900  Northern Trust Corp. ....  11,865,045          10,669,738
     208,800  State Street Corp. ......  10,080,364          11,575,872
     190,000  UBS AG ..................  16,193,212          18,078,500
                                       ------------      --------------
              TOTAL FINANCIAL ......... 123,222,201         141,980,760
                                       ------------      --------------
              HEALTH CARE -- 14.6%
              HEALTH CARE EQUIPMENT & SERVICES -- 10.0%
      55,000  Alcon Inc. ..............   4,356,959           7,128,000
     150,000  Biomet Inc. .............   6,401,935           5,485,500
     115,000  Caremark Rx Inc.+ .......   4,581,258           5,955,850
     120,000  Edwards Lifesciences Corp.+ 4,934,302           4,993,200
      70,000  Express Scripts Inc.+ ...   2,742,683           5,866,000
      85,000  IDEXX Laboratories Inc.+    5,482,892           6,118,300
      70,000  Lincare Holdings Inc.+ ..   3,008,947           2,933,700
     265,000  Medtronic Inc. ..........  12,644,170          15,256,050
     220,000  St. Jude Medical Inc.+ ..   7,246,759          11,044,000
     210,000  Stryker Corp. ...........  10,492,131           9,330,300
     310,000  UnitedHealth Group Inc.     8,035,193          19,263,400
     210,000  Varian Medical Systems
                Inc.+ .................   8,298,039          10,571,400
     145,000  Zimmer Holdings Inc.+ ...  11,300,086           9,778,800
                                       ------------      --------------
                                         89,525,354         113,724,500
                                       ------------      --------------

                 See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS  (CONTINUED) -- DECEMBER 31, 2005
================================================================================

                                                             MARKET
     SHARES                                 COST              VALUE
     ------                                 ----             ------

              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
              PHARMACEUTICALS & BIOTECHNOLOGY -- 4.6%
     208,000  Amgen Inc.+ .............$ 13,795,826      $   16,402,880
     165,000  Eli Lilly & Co. .........   9,778,609           9,337,350
      90,000  Genentech Inc.+ .........   4,727,103           8,325,000
     120,000  Genzyme Corp.+ ..........   6,819,345           8,493,600
     174,000  Johnson & Johnson .......   9,244,669          10,457,400
                                       ------------      --------------
                                         44,365,552          53,016,230
                                       ------------      --------------
              TOTAL HEALTH CARE ....... 133,890,906         166,740,730
                                       ------------      --------------
              INDUSTRIAL -- 14.9%
     130,000  3M Co. ..................  10,594,090          10,075,000
     175,000  C.H. Robinson
                Worldwide Inc. ........   3,847,243           6,480,250
     110,000  Caterpillar Inc. ........   4,813,524           6,354,700
      50,000  Deere & Co. .............   3,522,269           3,405,500
     100,000  Expeditors International
                of Washington Inc. ....   4,752,081           6,751,000
     130,000  Fluor Corp. .............   5,770,718          10,043,800
      93,500  General Dynamics Corp. ..   6,533,711          10,663,675
   1,305,000  General Electric Co. ....  45,589,717          45,740,250
     230,000  Ingersoll-Rand Co.
                Ltd., Cl. A ...........   9,321,185           9,285,100
     200,000  ITT Industries Inc. .....  18,125,746          20,564,000
     150,000  L-3 Communications
                Holdings Inc. .........   6,838,824          11,152,500
     160,000  Rockwell Automation Inc.    9,845,044           9,465,600
      60,000  United Parcel Service
                Inc., Cl. B ...........   4,378,496           4,509,000
     280,000  United Technologies
                Corp. .................  13,040,830          15,654,800
                                       ------------      --------------
              TOTAL INDUSTRIAL ........ 146,973,478         170,145,175
                                       ------------      --------------
              INFORMATION TECHNOLOGY -- 19.9%
              COMMUNICATIONS EQUIPMENT -- 2.1%
     626,000  Cisco Systems Inc.+ .....   9,015,862          10,717,120
      40,000  Harman International
                Industries Inc. .......   3,337,982           3,914,000
     216,000  QUALCOMM Inc. ...........   4,458,929           9,305,280
                                       ------------      --------------
                                         16,812,773          23,936,400
                                       ------------      --------------
              COMPUTERS & PERIPHERAL -- 1.3%
     500,000  Dell Inc.+ ..............  12,250,702          14,995,000
                                       ------------      --------------
              SEMICONDUCTORS -- 4.4%
     170,000  Broadcom Corp., Cl. A+ ..   6,006,791           8,015,500
     660,000  Intel Corp. .............  31,894,795          16,473,600
     360,000  Linear Technology Corp.    12,671,048          12,985,200
     220,000  Microchip Technology Inc.   5,516,796           7,073,000
     181,000  Texas Instruments Inc. ..   4,474,111           5,804,670
                                       ------------      --------------
                                         60,563,541          50,351,970
                                       ------------      --------------

                                                             MARKET
     SHARES                                 COST              VALUE
     ------                                 ----             ------

              SOFTWARE & SERVICES -- 12.1%
     375,000  Adobe Systems Inc. ......$ 10,481,398      $   13,860,000
     150,000  CheckFree Corp.+ ........   5,011,139           6,885,000
     110,000  Citrix Systems Inc.+ ....   2,746,262           3,165,800
      90,000  Electronic Arts Inc.+ ...   4,566,604           4,707,900
     510,100  EMC Corp.+ ..............   6,745,890           6,947,562
      20,000  FactSet Research Systems
                Inc. ..................     839,511             823,200
      95,000  Getty Images Inc.+ ......   7,161,839           8,480,650
      50,900  Google Inc., Cl. A+ .....  12,337,542          21,116,374
     130,000  International Game
                Technology ............   3,808,307           4,001,400
   1,650,000  Microsoft Corp. .........  42,986,229          43,147,500
     185,000  NAVTEQ Corp.+ ...........   7,610,444           8,115,950
     430,000  Yahoo! Inc.+ ............  15,411,573          16,847,400
                                       ------------      --------------
                                        119,706,738         138,098,736
                                       ------------      --------------
              TOTAL INFORMATION
                TECHNOLOGY ............ 209,333,754         227,382,106
                                       ------------      --------------
              MATERIALS -- 5.0%
     170,000  Allegheny Technologies
                Inc. ..................   4,283,865           6,133,600
     240,000  Commercial Metals Co. ...   7,778,340           9,009,600
     245,000  Freeport-McMoRan Copper
                & Gold Inc., Cl. B ....   9,742,764          13,181,000
     310,000  Newmont Mining Corp. ....  14,377,079          16,554,000
      65,000  Rio Tinto plc, ADR ......  10,579,622          11,881,350
                                       ------------      --------------
              TOTAL MATERIALS .........  46,761,670          56,759,550
                                       ------------      --------------

              TOTAL COMMON STOCKS ..... 964,717,263       1,132,310,700
                                       ------------      --------------

   PRINCIPAL
    AMOUNT
    ------
              U.S. GOVERNMENT OBLIGATIONS -- 1.0%
 $11,979,000  U.S. Treasury Bills,
                3.506% to 4.004%++,
                01/12/06 to 03/30/06 ..  11,900,453          11,901,661
                                       ------------      --------------
              TOTAL
                INVESTMENTS -- 100.3%  $976,617,716       1,144,212,361
                                       ============
              OTHER ASSETS AND
                LIABILITIES (NET) -- (0.3)% .......          (3,471,155)
                                                         --------------
              NET ASSETS -- 100.0% ................      $1,140,741,206
                                                         ==============
----------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt.


                 See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
================================================================================

ASSETS:
  Investments, at value (cost $976,617,716) ............$ 1,144,212,361
  Cash .................................................          4,894
  Receivable for Fund shares sold ......................      1,457,298
  Dividends receivable .................................        887,473
  Other assets .........................................         38,928
                                                        ---------------
  TOTAL ASSETS .........................................  1,146,600,954
                                                        ---------------
LIABILITIES:
  Payable for Fund shares redeemed .....................      3,411,485
  Payable for investment advisory fees .................        995,739
  Payable for shareholder services fees ................        774,705
  Payable for shareholder ............................
   communications expenses .............................        329,582
  Payable for distribution fees ........................        249,481
  Other accrued expenses ...............................         98,756
                                                        ---------------
  TOTAL LIABILITIES ....................................      5,859,748
                                                        ---------------
  NET ASSETS applicable to 39,601,917
   shares outstanding ..................................$ 1,140,741,206
                                                        ===============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, each class
   at $0.01 par value ..................................$       396,019
  Additional paid-in capital ...........................  2,034,173,788
  Accumulated net realized loss on investments ......... (1,061,423,246)
  Net unrealized appreciation on investments ...........    167,594,645
                                                        ---------------
  NET ASSETS ...........................................$ 1,140,741,206
                                                        ===============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price per share
   ($1,139,640,553 / 39,563,277 shares outstanding;
   unlimited number of shares authorized) ..............         $28.81
                                                                 ======
  CLASS A:
  Net Asset Value and redemption price per share
   ($273,840 / 9,503 shares outstanding;
   unlimited number of shares authorized) ..............         $28.82
                                                                 ======
  Maximum offering price per share (NAV / 0.9425,
   based on maximum sales charge of 5.75%
   of the offering price) ..............................         $30.58
                                                                 ======
  CLASS B:
  Net Asset Value and offering price per share
   ($274,057 / 9,658 shares outstanding;
   unlimited number of shares authorized) ..............         $28.38(a)
                                                                 ======
  CLASS C:
  Net Asset Value and offering price per share
   ($552,756 / 19,479 shares outstanding;
   unlimited number of shares authorized) ..............         $28.38(a)
                                                                 ======
-------------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $28,307) ..........   $ 12,389,463
  Interest .............................................        574,410
                                                           ------------
  TOTAL INVESTMENT INCOME ..............................     12,963,873
                                                           ------------
EXPENSES:
  Investment advisory fees .............................     12,753,618
  Distribution fees - Class AAA ........................      3,186,483
  Distribution fees - Class A ..........................            251
  Distribution fees - Class B ..........................          2,556
  Distribution fees - Class C ..........................          4,124
  Shareholder services fees ............................      2,021,375
  Shareholder communications expenses ..................        568,909
  Custodian fees .......................................        162,746
  Legal and audit fees .................................         88,262
  Trustees' fees .......................................         69,461
  Registration fees ....................................         44,436
  Miscellaneous expenses ...............................        159,043
                                                           ------------
  TOTAL EXPENSES .......................................     19,061,264
  Less: Custodian fee credits ..........................           (593)
                                                           ------------
  NET EXPENSES .........................................     19,060,671
                                                           ------------
  NET INVESTMENT LOSS ..................................     (6,096,798)
                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on investments .....................    117,060,872
  Net change in unrealized appreciation/
   depreciation on investments .........................      5,770,520
                                                           ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ......................................    122,831,392
                                                           ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ....................................   $116,734,594
                                                           ============


                 See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                               YEAR ENDED              YEAR ENDED
                                                                             DECEMBER 31, 2005      DECEMBER 31, 2004
                                                                             -----------------      -----------------
OPERATIONS:
  Net investment loss ......................................................   $   (6,096,798)       $   (7,501,356)
  Net realized gain  on investments ........................................      117,060,872             6,104,056
  Net change in unrealized appreciation/depreciation on investments ........        5,770,520            62,086,843
                                                                               --------------        --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................      116,734,594            60,689,543
                                                                               --------------        --------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
     Class AAA .............................................................     (424,688,588)         (494,470,178)
     Class A ...............................................................          192,347                66,824
     Class B ...............................................................               --               242,719
     Class C ...............................................................          272,594               211,422
                                                                               --------------        --------------
  NET DECREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS     (424,223,647)         (493,949,213)
                                                                               --------------        --------------
  REDEMPTION FEES ..........................................................           25,950                 6,601
                                                                               --------------        --------------
  NET DECREASE IN NET ASSETS ...............................................     (307,463,103)         (433,253,069)
NET ASSETS:
  Beginning of period ......................................................    1,448,204,309         1,881,457,378
                                                                               --------------        --------------
  End of period (including undistributed net investment income
     of $0 and $0, respectively) ...........................................   $1,140,741,206        $1,448,204,309
                                                                               ==============        ==============

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. The GAMCO Growth Fund (the "Fund"), formerly The Gabelli Growth Fund, was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the year ended December 31, 2005, reclassifications were made to decrease accumulated net investment loss by $6,096,798, with an offsetting adjustment to additional paid-in capital.

No distributions were made in the fiscal years ended December 31, 2005 and 2004.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2005, the difference between book basis and tax basis unrealized appreciation was primarily attributable to the tax deferral of losses on wash sales.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Accumulated capital loss carryforward ................. $(1,052,343,474)
      Net unrealized appreciation ...........................     158,514,873
                                                              ---------------
      Total accumulated loss ................................ $  (893,828,601)
                                                              ===============

At December 31, 2005, the Fund has net capital loss carryforwards for Federal income tax purposes of $1,052,343,474, which are available to reduce future required distributions of net capital gains to shareholders. $701,151,305 of the loss carryforward is available through 2010; $350,050,494 is available through 2011; and $1,141,675 is available through 2012. For the year ended December 31, 2005 the Fund utilized capital loss carryforwards of $110,960,677.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at December 31, 2005:

                                                                    GROSS            GROSS         NET UNREALIZED
                                                                 UNREALIZED       UNREALIZED        APPRECIATION/
                                                  COST          APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                                  ----          ------------     ------------      --------------
                  Investments ............... $985,697,488      $194,206,472     $(35,691,599)       $158,514,873

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2005, other than short-term securities, aggregated $493,884,741 and $925,954,385, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2005, the Fund paid brokerage commissions of $17,000 to Gabelli & Company. During the year ended December 31, 2005, Gabelli & Company informed the Fund that it received $1,575 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2005, the Fund reimbursed the Adviser $45,000 in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the year ended December 31, 2005 there were no borrowings from the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (From November 1, 2004 through June 14, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2005 and December 31, 2004 amounted to $25,950 and $6,601, respectively.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2005                 DECEMBER 31, 2004
                                                    ----------------------------       ----------------------------
                                                       SHARES          AMOUNT            SHARES          AMOUNT
                                                    -----------    -------------       -----------    -------------
                                                               CLASS AAA                         CLASS AAA
                                                    ----------------------------       ----------------------------
Shares sold .......................................   4,243,927    $ 113,064,508         7,724,349    $ 191,537,714
Shares redeemed ................................... (20,096,781)    (537,753,096)      (27,719,706)    (686,007,892)
                                                    -----------    -------------       -----------    -------------
  Net decrease .................................... (15,852,854)   $(424,688,588)      (19,995,357)   $(494,470,178)
                                                    ===========    =============       ===========    =============

                                                                CLASS A                           CLASS A
                                                    ----------------------------       ----------------------------
Shares sold .......................................       7,311    $     208,331             2,747    $      66,849
Shares redeemed ...................................        (594)         (15,984)               (1)             (25)
                                                    -----------    -------------       -----------    -------------
  Net increase ....................................       6,717    $     192,347             2,746    $      66,824
                                                    ===========    =============       ===========    =============

                                                                CLASS B                           CLASS B
                                                    ----------------------------       ----------------------------
Shares sold .......................................          --               --             9,618    $     242,719
                                                    -----------    -------------       -----------    -------------
  Net increase ....................................          --               --             9,618    $     242,719
                                                    ===========    =============       ===========    =============

                                                                CLASS C                           CLASS C
                                                    ----------------------------       ----------------------------
Shares sold .......................................      14,494    $     373,629             8,810    $     214,167
Shares redeemed ...................................      (3,750)        (101,035)             (115)          (2,745)
                                                    -----------    -------------       -----------    -------------
  Net increase ....................................      10,744    $     272,594             8,695    $     211,422
                                                    ===========    =============       ===========    =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission (the "SEC") requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GROWTH FUND
FINANCIAL HIGHLIGHTS
================================================================================
Selected data for a share of beneficial interest outstanding throughout each period:

                                   INCOME
                          FROM INVESTMENT OPERATIONS                     DISTRIBUTIONS
              --------------------------------------------------  --------------------------
                                          Net
              Net Asset              Realized and       Total         Net
  Period        Value,      Net        Unrealized       from       Realized
  Ended       Beginning  Investment  Gain/(Loss) on  Investment     Gain on       Total
December 31   of Period    Loss(c)     Investments   Operations   Investments  Distributions
-----------   ---------  ----------  --------------  ----------   -----------  -------------
CLASS AAA
   2005        $26.12     $(0.13)        $2.82         $2.69           --            --
   2004         24.95      (0.11)         1.28          1.17           --            --
   2003         18.99      (0.14)         6.10          5.96           --            --
   2002         28.68      (0.17)        (9.52)        (9.69)          --            --
   2001         37.79      (0.23)        (8.88)        (9.11)      $(0.00)(a)    $(0.00)(a)
CLASS A
   2005        $26.13     $(0.12)        $2.81         $2.69           --            --
   2004(b)      24.95      (0.02)         1.20          1.18           --            --
CLASS B
   2005        $25.93     $(0.32)        $2.77         $2.45           --            --
   2004(b)      24.95      (0.28)         1.26          0.98           --            --
CLASS C
   2005        $25.93     $(0.32)        $2.77         $2.45           --            --
   2004(b)      24.95      (0.21)         1.19          0.98           --            --

                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           -------------------------------------------------------------------------
                           Net Asset              Net Assets
  Period                     Value,                 End of          Net                      Portfolio
  Ended      Redemption      End of    Total        Period      Investment     Operating      Turnover
December 31    Fees(c)       Period   Return+     (in 000's)       Loss         Expenses        Rate
-----------  ----------    ---------  -------     ----------    ----------     ---------     ---------
CLASS AAA
   2005        $0.00(a)     $28.81     10.3%      $1,139,640      (0.48)%         1.49%          39%
   2004         0.00(a)      26.12      4.7        1,447,655      (0.46)          1.53           31
   2003           --         24.95     31.4        1,881,457      (0.60)          1.47           42
   2002           --         18.99    (33.8)       1,675,816      (0.68)          1.43           30
   2001           --         28.68    (24.1)       2,948,390      (0.71)          1.40           26
CLASS A
   2005        $0.00(a)     $28.82     10.3%      $      274      (0.43)%         1.47%          39%
   2004(b)      0.00(a)      26.13      4.7               73      (0.09)          1.60           31
CLASS B
   2005        $0.00(a)     $28.38      9.5%      $      274      (1.22)%         2.24%          39%
   2004(b)      0.00(a)      25.93      3.9              250      (1.12)          2.30           31
CLASS C
   2005        $0.00(a)     $28.38      9.5%      $      553      (1.21)%         2.23%          39%
   2004(b)      0.00(a)      25.93      3.9              226      (0.88)          2.37           31

----------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges.
(a) Amount represents less than $0.005 per share.
(b) Class A, Class B, and Class C Shares were initially offered on December 31, 2003.
(c) Per share amounts have been calculated using the average shares outstanding method.

                 See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees and Shareholders of The GAMCO Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The GAMCO Growth Fund (hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 24, 2006

THE GAMCO GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
===============================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The GAMCO Growth Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Growth Fund at One Corporate Center, Rye, NY 10580-1422.

                            TERM OF     NUMBER OF
                          OFFICE AND  FUNDS IN FUND
NAME, POSITION(S)          LENGTH OF     COMPLEX
   ADDRESS 1                 TIME      OVERSEEN BY    PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIPS
    AND AGE                SERVED 2      TRUSTEE      DURING PAST FIVE YEARS                    HELD BY TRUSTEE 4
----------------           --------    -----------    ----------------------                   --------------------
INTERESTED TRUSTEES 3:
---------------------
MARIO J. GABELLI          Since 1992      24        Chairman of the Board and Chief Executive   Director of Morgan Group
Trustee                                             Officer of GAMCO Investors, Inc. and        Holdings, Inc.
Age: 63                                             Chief Investment Officer - Value            (holding company)
                                                    Portfolios of Gabelli Funds, LLC and GAMCO
                                                    Asset Management Inc.; Chairman and Chief
                                                    Executive Officer of Lynch Interactive
                                                    Corporation (multimedia and services)

JOHN D. GABELLI           Since 1995      10        Senior Vice President of Gabelli &          Director of GAMCO
Trustee                                             Company, Inc.                               Investors, Inc.
Age: 61

ANTHONY TORNA, SR.        Since 1987       1        Registered Representative, Maxim Group LLC          --
Age: 79                                             from 2002; Investec Ernst & Company,
                                                    2001-2002; Herzog, Heine & Geduld, Inc.
                                                    through 2000

NON-INTERESTED TRUSTEES:
-----------------------
ANTHONY J. COLAVITA       Since 1989      34        Partner in the law firm of                          --
Trustee                                             Anthony J. Colavita, P.C.
Age: 70

JAMES P. CONN             Since 1992      14        Former Managing Director and Chief          Director of LaQuinta Corp.
Trustee                                             Investment Officer of Financial Security    (hotels) and First Republic
Age: 67                                             Assurance Holdings Ltd. (insurance          Bank (banking)
                                                    holding company) (1992-1998)

DUGALD A. FLETCHER         1989-1996       2        President, Fletcher & Company, Inc.         Director of Harris and
Trustee                   2000-present                                                          Harris Group, Inc.
Age: 76                                                                                         (venture capital)

ROBERT J. MORRISSEY       Since 2001       7        Partner in the law firm of Morrissey,             --
Trustee                                             Hawkins & Lynch
Age: 66

ANTHONY R. PUSTORINO      Since 1987      14        Certified Public Accountant; Professor      Director of Lynch Corporation
Trustee                                             Emeritus, Pace University                   (diversified manufacturing)
Age: 80

THE GAMCO GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
================================================================================

                            TERM OF     NUMBER OF
                          OFFICE AND  FUNDS IN FUND
NAME, POSITION(S)          LENGTH OF     COMPLEX
   ADDRESS 1                 TIME      OVERSEEN BY    PRINCIPAL OCCUPATION(S)                        OTHER DIRECTORSHIPS
    AND AGE                SERVED 2      TRUSTEE      DURING PAST FIVE YEARS                          HELD BY TRUSTEE 4
----------------           --------    -----------    ----------------------                         --------------------
NON-INTERESTED TRUSTEES (CONTINUED):
-----------------------------------
ANTHONIE C. VAN EKRIS      1987-1989      18        Chairman of BALMAC International, Inc.                    --
Trustee                  1992-present               commodities and futures trading)
Age: 71

SALVATORE J. ZIZZA         1987-1996      25        Chairman of Hallmark Electrical                 Director of Hollis-Eden
Trustee                  2000-present               Supplies Corp.                                  Pharmaceuticals
Age: 60                                                                                             (biotechnology); Director
                                                                                                    of Earl Scheib, Inc.
                                                                                                    (automotive services)


OFFICERS:
--------
BRUCE N. ALPERT           Since 1994       --       Executive Vice President and Chief Operating              --
President and Treasurer                             Officer of Gabelli Funds, LLC since 1988 and
Age: 54                                             an officer of all of the registered investment
                                                    companies in the Gabelli Funds complex.
                                                    Director and President of Gabelli Advisers, Inc.
                                                    since 1998.

JAMES E. MCKEE            Since 1995       --       Vice President, General Counsel and Secretary             --
Secretary                                           of GAMCO Investors, Inc. since 1999 and
Age: 42                                             GAMCO Asset Management Inc. since 1993;
                                                    Secretary of all of the registered investment
                                                    companies in the Gabelli Funds complex.

PETER D. GOLDSTEIN        Since 2004       --       Director of Regulatory Affairs for GAMCO Investors, Inc.  --
Chief Compliance Officer                            since 2004; Chief Compliance Officer of all of the
Age: 52                                             registered investment companies in the Gabelli Funds
                                                    complex; Vice President of Goldman Sachs Asset Management
                                                    from 2000 through 2004.

------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. Effective November 16, 2005, Mr. Karl Otto Pohl resigned from the Board of Directors and now serves as Director Emeritus.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. M. Gabelli and J. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mr. Torna is considered an interested person because he is a registered broker with a firm to which the Fund Complex (but not the Fund) pays brokerage commissions. Mario J. Gabelli and John D. Gabelli are brothers.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------
GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

WHO ARE WE?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              THE GAMCO GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
     Mario J. Gabelli, CFA                Robert J. Morrissey
     CHAIRMAN AND CHIEF                   ATTORNEY-AT-LAW
     EXECUTIVE OFFICER                    MORRISSEY, HAWKINS & LYNCH
     GAMCO INVESTORS, INC.

     Anthony J. Colavita                  Anthony R. Pustorino
     ATTORNEY-AT-LAW                      CERTIFIED PUBLIC ACCOUNTANT
     ANTHONY J. COLAVITA, P.C.            PROFESSOR EMERITUS
                                          PACE UNIVERSITY

     James P. Conn                        Anthony Torna
     FORMER CHIEF INVESTMENT OFFICER      MAXIM GROUP LLC
     FINANCIAL SECURITY ASSURANCE
     HOLDINGS LTD.

     Dugald A. Fletcher                   Anthonie C. van Ekris
     PRESIDENT                            MANAGING DIRECTOR
     FLETCHER & COMPANY, INC.             BALMAC INTERNATIONAL, INC.

     John D. Gabelli                      Salvatore J. Zizza
     SENIOR VICE PRESIDENT                CHAIRMAN, HALLMARK ELECTRICAL
     GABELLI & COMPANY, INC.              SUPPLIES CORP.

                         OFFICERS AND PORTFOLIO MANAGER
     Bruce N. Alpert                      Howard F. Ward, CFA
     PRESIDENT AND TREASURER              PORTFOLIO MANAGER

     James E. McKee                       Peter D. Goldstein
     SECRETARY                            CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB406Q405SR

                                                                           GAMCO


                                                                     THE
                                                                     GAMCO
                                                                     GROWTH
                                                                     FUND




                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $42,829 in 2005 and $44,420 in 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,880 in 2005 and $2,550 in 2004.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 and $0 in 2004.

  (e)(1) Disclose the  audit  committee's   pre-approval policies and procedures
         described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2005 and $0 in 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The GAMCO Growth Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     March 10, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert,
                           Principal Executive Officer & Principal
                           Financial Officer

Date     March 10, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.